Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestic enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments. The overpayment, however, will not be refunded and can only be used to offset future tax liabilities.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended June 30, 2021, the Company had no unrecognized tax benefits. Due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future income to realize the deferred tax assets for certain subsidiaries and a VIE. As of June 30, 2021 and December 31, 2020, the Company had deferred tax assets of $4,167,055  and $4,452,837, respectively. The Company maintains a full valuation allowance on its net deferred tax assets as of June 30, 2021.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

For the six months ended June 30, 2021 and 2020, the Company had current income tax expenses of $771,863 and $nil, respectively, and deferred income tax benefit of $548,982 in the connection of intangible assets generated from Baiyu acquisition, and $nil, respectively.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company is subject to income taxes in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of June 30, 2021 and December 31, 2020 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

11.	INCOME TAXES

The United States of America

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law, which has made significant changes to the Internal Revenue Code. Those changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the deemed repatriation of cumulative foreign earnings as of December 31, 2017. Accordingly, the Company reevaluated its deferred tax assets on net operating loss carryforward in the U.S. As of December 31, 2020, due to uncertainties surrounding future utilization, the Company recorded a full valuation allowance against the deferred tax assets based upon management’s assessment as to their realization.

PRC

Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestic enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments. The overpayment, however, will not be refunded and can only be used to offset future tax liabilities.

Income tax expenses consist of the following:

	For the Years Ended December 31,
	2020	2019
Current income tax expenses	$(2,313,854)	$(14,861)
Deferred income tax benefits	135,930	-
Income tax expenses	$(2,177,924)	$(14,861)

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2020 and 2019, the Company had no unrecognized tax benefits. Due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future income to realize the deferred tax assets. The Company maintains a full valuation allowance on its net deferred tax assets as of December 31, 2020 and 2019.

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards in the PRC	$1,742	$-
Federal Net operating loss carryforwards in the U.S.	1,858,126	1,421,677
State Net operating loss carryforwards in the U.S.	1,150,269	880,096
Amortization of beneficial conversion feature relating to issuance of convertible notes	714,000	-
Amortization of relative fair value of warrants relating to issuance of convertible notes	642,600	-
Impairment of investment securities	-	200,000
Impairment of equity investment	86,100	221,943
Impairment of financial products	-	210,000
Less: valuation allowance	(4,452,837)	(2,933,716)
	$-	$-
Deferred tax liabilities
Amortization of intangible assets acquired in business combination	$4,893,461	$-
	$4,893,461	$-

Below is a reconciliation of the statutory tax rate to the effective tax rate of continuing operations:

	For the Years Ended December 31,
	2020	2019
PRC statutory tax rate	25%	25%
Impact of different income tax rates in other jurisdictions	(157.8)%	(4.0)%
Effect of non-deductible expenses	(0.8)%	0%
Effect of valuation allowance for deferred tax assets	(845.6)%	(21.3)%
Effective tax rate	(979.2)%	$(0.3)%

As of December 31, 2020 and 2019, the Company had U.S. domestic cumulative tax loss carryforwards of $8.8 million and $6.8 million, respectively, which may be available to reduce future income tax liabilities and will expire in the years 2027 through 2037. In addition, the Company had minimal PRC tax loss carryforwards will expire beginning year 2021 to year 2025.

Realization of the Company’s net deferred tax assets is dependent upon the Company’s ability to generate future taxable income in the respective tax jurisdictions to obtain benefit from the reversal of temporary differences and net operating loss carryforwards. Full valuation allowance of $4,452,837 was recorded against deferred tax assets.

Uncertain tax positions

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company is subject to income taxes in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of December 31, 2020 and 2019 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.